PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) as of October 31, 2022
Description	Shares	Value
Long-Term Investments 99.0%
Common Stocks 97.4%
Aerospace & Defense 1.7%
AAR Corp.*	34	$1,507
Aerojet Rocketdyne Holdings, Inc.*	98	4,748
AeroVironment, Inc.*	32	2,928
Axon Enterprise, Inc.*	76	11,053
Boeing Co. (The)*	659	93,914
Curtiss-Wright Corp.	41	6,881
General Dynamics Corp.	271	67,696
Hexcel Corp.	104	5,793
Howmet Aerospace, Inc.	438	15,571
Huntington Ingalls Industries, Inc.	39	10,026
Kaman Corp.	35	1,124
L3Harris Technologies, Inc.	224	55,209
Lockheed Martin Corp.	274	133,350
Mercury Systems, Inc.*	70	3,388
Moog, Inc. (Class A Stock)	30	2,543
National Presto Industries, Inc.	6	423
Northrop Grumman Corp.	166	91,136
Park Aerospace Corp.	18	224
Raytheon Technologies Corp.	1,726	163,659
Textron, Inc.	253	17,315
TransDigm Group, Inc.	59	33,970
Triumph Group, Inc.*	86	778
Woodward, Inc.	75	6,877
		730,113
Air Freight & Logistics 0.5%
Atlas Air Worldwide Holdings, Inc.*	34	3,439
C.H. Robinson Worldwide, Inc.	146	14,267
Expeditors International of Washington, Inc.	195	19,081
FedEx Corp.	278	44,558
Forward Air Corp.	24	2,541
GXO Logistics, Inc.*	120	4,385
Hub Group, Inc. (Class A Stock)*	36	2,793
United Parcel Service, Inc. (Class B Stock)	851	142,772
		233,836
Airlines 0.2%
Alaska Air Group, Inc.*	163	7,247
Allegiant Travel Co.*	20	1,501
American Airlines Group, Inc.*	802	11,373

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Airlines (cont’d.)
Delta Air Lines, Inc.*	755	$25,617
Hawaiian Holdings, Inc.*	54	779
JetBlue Airways Corp.*	424	3,409
SkyWest, Inc.*	68	1,202
Southwest Airlines Co.*	698	25,373
Sun Country Airlines Holdings, Inc.*	40	651
United Airlines Holdings, Inc.*	377	16,241
		93,393
Auto Components 0.2%
Adient PLC*	122	4,267
American Axle & Manufacturing Holdings, Inc.*	85	824
Aptiv PLC*	320	29,142
BorgWarner, Inc.	297	11,146
Dana, Inc.	186	2,968
Dorman Products, Inc.*	29	2,367
Fox Factory Holding Corp.*	42	3,690
Gentex Corp.	288	7,629
Gentherm, Inc.*	47	2,746
Goodyear Tire & Rubber Co. (The)*	388	4,928
LCI Industries	27	2,865
Lear Corp.	68	9,432
Motorcar Parts of America, Inc.*	15	285
Patrick Industries, Inc.	31	1,417
Standard Motor Products, Inc.	20	759
Visteon Corp.*	36	4,697
XPEL, Inc.*	20	1,384
		90,546
Automobiles 2.0%
Ford Motor Co.	4,679	62,558
General Motors Co.	1,697	66,607
Harley-Davidson, Inc.	154	6,622
Tesla, Inc.*	3,119	709,697
Thor Industries, Inc.	63	5,133
Winnebago Industries, Inc.	47	2,806
		853,423

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Banks 4.2%
Ameris Bancorp	75	$3,863
Associated Banc-Corp.	193	4,700
Banc of California, Inc.	83	1,384
BancFirst Corp.	20	1,916
Bancorp, Inc. (The)*	80	2,206
Bank of America Corp.	8,183	294,915
Bank of Hawaii Corp.	52	3,949
Bank OZK	148	6,361
BankUnited, Inc.	99	3,559
Banner Corp.	42	3,140
Berkshire Hills Bancorp, Inc.	67	1,960
Brookline Bancorp, Inc.	106	1,458
Cadence Bank	214	5,917
Cathay General Bancorp	101	4,606
Central Pacific Financial Corp.	40	821
Citigroup, Inc.	2,278	104,469
Citizens Financial Group, Inc.	581	23,763
City Holding Co.	16	1,614
Columbia Banking System, Inc.	102	3,414
Comerica, Inc.	155	10,927
Commerce Bancshares, Inc.	120	8,501
Community Bank System, Inc.	66	4,120
Cullen/Frost Bankers, Inc.	70	10,853
Customers Bancorp, Inc.*	40	1,348
CVB Financial Corp.	148	4,251
Dime Community Bancshares, Inc.	48	1,657
Eagle Bancorp, Inc.	39	1,766
East West Bancorp, Inc.	162	11,594
FB Financial Corp.	45	1,888
Fifth Third Bancorp	811	28,945
First Bancorp	56	2,496
First BanCorp. (Puerto Rico)	265	4,184
First Commonwealth Financial Corp.	129	1,850
First Financial Bancorp	127	3,311
First Financial Bankshares, Inc.	159	6,120
First Hawaiian, Inc.	163	4,170
First Horizon Corp.	668	16,373
First Republic Bank	209	25,101
FNB Corp.	444	6,416
Fulton Financial Corp.	210	3,828
Glacier Bancorp, Inc.	129	7,389
Hancock Whitney Corp.	98	5,475

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Hanmi Financial Corp.	40	$1,071
Heritage Financial Corp.	27	910
Hilltop Holdings, Inc.	68	1,969
Home BancShares, Inc.	194	4,945
HomeStreet, Inc.	23	597
Hope Bancorp, Inc.	126	1,710
Huntington Bancshares, Inc.	1,701	25,821
Independent Bank Corp.	56	4,873
Independent Bank Group, Inc.	39	2,461
International Bancshares Corp.	75	3,720
JPMorgan Chase & Co.	3,433	432,146
KeyCorp	1,105	19,746
Lakeland Financial Corp.	25	2,066
M&T Bank Corp.	210	35,358
National Bank Holdings Corp. (Class A Stock)	41	1,797
NBT Bancorp, Inc.	69	3,270
Northwest Bancshares, Inc.	133	2,003
OFG Bancorp (Puerto Rico)	75	2,091
Old National Bancorp	374	7,315
Pacific Premier Bancorp, Inc.	130	4,733
PacWest Bancorp	168	4,176
Park National Corp.	8	1,180
Pathward Financial, Inc.	28	1,177
Pinnacle Financial Partners, Inc.	88	7,303
PNC Financial Services Group, Inc. (The)	487	78,811
Preferred Bank	15	1,153
Prosperity Bancshares, Inc.	101	7,229
Regions Financial Corp.	1,107	24,299
Renasant Corp.	82	3,310
S&T Bancorp, Inc.	43	1,626
Seacoast Banking Corp. of Florida	78	2,410
ServisFirst Bancshares, Inc.	53	3,992
Signature Bank	70	11,097
Simmons First National Corp. (Class A Stock)	157	3,748
Southside Bancshares, Inc.	52	1,780
Stellar Bancorp, Inc.	50	1,642
SVB Financial Group*	65	15,012
Synovus Financial Corp.	171	6,814
Texas Capital Bancshares, Inc.*	53	3,180
Tompkins Financial Corp.	15	1,243
Triumph Bancorp, Inc.*	31	1,597
Truist Financial Corp.	1,552	69,514

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Trustmark Corp.	83	$3,035
U.S. Bancorp	1,577	66,944
UMB Financial Corp.	42	3,495
Umpqua Holdings Corp.	287	5,706
United Bankshares, Inc.	155	6,564
United Community Banks, Inc.	124	4,774
Valley National Bancorp	537	6,374
Veritex Holdings, Inc.	54	1,705
Washington Federal, Inc.	73	2,825
Webster Financial Corp.	202	10,961
Wells Fargo & Co.	4,437	204,058
Westamerica BanCorp	34	2,133
Wintrust Financial Corp.	70	6,553
Zions Bancorp NA	185	9,609
		1,792,209
Beverages 1.7%
Boston Beer Co., Inc. (The) (Class A Stock)*	7	2,613
Brown-Forman Corp. (Class B Stock)	211	14,348
Celsius Holdings, Inc.*	39	3,552
Coca-Cola Co. (The)	4,554	272,557
Coca-Cola Consolidated, Inc.	9	4,383
Constellation Brands, Inc. (Class A Stock)	192	47,439
Keurig Dr. Pepper, Inc.	995	38,646
MGP Ingredients, Inc.	13	1,457
Molson Coors Beverage Co. (Class B Stock)	231	11,649
Monster Beverage Corp.*	456	42,736
National Beverage Corp.	31	1,470
PepsiCo, Inc.	1,613	292,889
		733,739
Biotechnology 2.3%
AbbVie, Inc.	2,068	302,755
Amgen, Inc.	629	170,050
Anika Therapeutics, Inc.*	17	483
Arcus Biosciences, Inc.*	50	1,274
Arrowhead Pharmaceuticals, Inc.*	122	4,247
Avid Bioservices, Inc.*	80	1,355
Biogen, Inc.*	171	48,468
Catalyst Pharmaceuticals, Inc.*	100	1,387

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Biotechnology (cont’d.)
Coherus Biosciences, Inc.*	77	$670
Cytokinetics, Inc.*	103	4,497
Dynavax Technologies Corp.*	100	1,145
Eagle Pharmaceuticals, Inc.*	14	441
Emergent BioSolutions, Inc.*	62	1,293
Enanta Pharmaceuticals, Inc.*	20	902
Exelixis, Inc.*	412	6,831
Gilead Sciences, Inc.	1,462	114,709
Halozyme Therapeutics, Inc.*	178	8,510
Incyte Corp.*	219	16,281
Ironwood Pharmaceuticals, Inc.*	195	2,133
iTeos Therapeutics, Inc.*	20	390
Ligand Pharmaceuticals, Inc.*	22	1,928
Moderna, Inc.*	395	59,380
Myriad Genetics, Inc.*	91	1,887
Neurocrine Biosciences, Inc.*	109	12,548
Organogenesis Holdings, Inc.*	85	279
Regeneron Pharmaceuticals, Inc.*	123	92,096
REGENXBIO, Inc.*	46	1,089
uniQure NV (Netherlands)*	45	838
United Therapeutics Corp.*	47	10,835
Vanda Pharmaceuticals, Inc.*	54	566
Vericel Corp.*	57	1,532
Vertex Pharmaceuticals, Inc.*	300	93,600
Vir Biotechnology, Inc.*	90	1,978
Xencor, Inc.*	88	2,464
		968,841
Building Products 0.6%
A.O. Smith Corp.	159	8,710
AAON, Inc.	44	2,837
Allegion PLC	101	10,582
American Woodmark Corp.*	31	1,406
Apogee Enterprises, Inc.	28	1,285
Builders FirstSource, Inc.*	180	11,099
Carlisle Cos., Inc.	59	14,089
Carrier Global Corp.	1,003	39,879
Fortune Brands Home & Security, Inc.	146	8,807
Gibraltar Industries, Inc.*	46	2,350
Griffon Corp.	68	2,185
Insteel Industries, Inc.	29	764

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Building Products (cont’d.)
Johnson Controls International PLC	801	$46,330
Lennox International, Inc.	34	7,941
Masco Corp.	275	12,724
Owens Corning	110	9,417
PGT Innovations, Inc.*	83	1,769
Quanex Building Products Corp.	23	510
Resideo Technologies, Inc.*	190	4,488
Simpson Manufacturing Co., Inc.	42	3,590
Trane Technologies PLC	276	44,058
Trex Co., Inc.*	129	6,204
UFP Industries, Inc.	78	5,556
		246,580
Capital Markets 2.8%
Affiliated Managers Group, Inc.	42	5,215
Ameriprise Financial, Inc.	123	38,022
B. Riley Financial, Inc.	16	651
Bank of New York Mellon Corp. (The)	876	36,888
BlackRock, Inc.	173	111,742
Blucora, Inc.*	46	1,013
Brightsphere Investment Group, Inc.	32	602
Cboe Global Markets, Inc.	115	14,317
Charles Schwab Corp. (The)	1,786	142,291
CME Group, Inc.	424	73,479
Donnelley Financial Solutions, Inc.*	45	1,819
Evercore, Inc. (Class A Stock)	44	4,624
FactSet Research Systems, Inc.	42	17,871
Federated Hermes, Inc.	124	4,309
Franklin Resources, Inc.	350	8,208
Goldman Sachs Group, Inc. (The)	396	136,426
Interactive Brokers Group, Inc. (Class A Stock)	113	9,057
Intercontinental Exchange, Inc.	657	62,789
Invesco Ltd.	533	8,166
Janus Henderson Group PLC	154	3,507
Jefferies Financial Group, Inc.	221	7,605
MarketAxess Holdings, Inc.	46	11,226
Moody’s Corp.	187	49,531
Morgan Stanley	1,572	129,171
MSCI, Inc.	92	43,135
Nasdaq, Inc.	402	25,020
Northern Trust Corp.	244	20,581

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
Piper Sandler Cos.	20	$2,559
Raymond James Financial, Inc.	227	26,818
S&P Global, Inc.	398	127,857
SEI Investments Co.	133	7,222
State Street Corp.	434	32,116
Stifel Financial Corp.	119	7,363
StoneX Group, Inc.*	19	1,773
T. Rowe Price Group, Inc.	266	28,239
Virtus Investment Partners, Inc.	10	1,715
WisdomTree Investments, Inc.	69	375
		1,203,302
Chemicals 1.8%
AdvanSix, Inc.	44	1,601
Air Products & Chemicals, Inc.	258	64,603
Albemarle Corp.	131	36,663
American Vanguard Corp.	23	535
Ashland, Inc.	61	6,400
Avient Corp.	107	3,690
Balchem Corp.	29	4,054
Cabot Corp.	65	4,776
Celanese Corp.	123	11,823
CF Industries Holdings, Inc.	230	24,440
Chemours Co. (The)	203	5,812
Corteva, Inc.	836	54,624
Dow, Inc.	836	39,075
DuPont de Nemours, Inc.	578	33,062
Eastman Chemical Co.	149	11,445
Ecolab, Inc.	293	46,022
FMC Corp.	143	17,003
FutureFuel Corp.	23	157
Hawkins, Inc.	15	675
HB Fuller Co.	70	4,880
Ingevity Corp.*	41	2,758
Innospec, Inc.	33	3,300
International Flavors & Fragrances, Inc.	302	29,478
Koppers Holdings, Inc.	15	374
Linde PLC (United Kingdom)	581	172,760
Livent Corp.*	192	6,061
LyondellBasell Industries NV (Class A Stock)	305	23,317
Mativ Holdings, Inc.	86	2,042

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Chemicals (cont’d.)
Minerals Technologies, Inc.	30	$1,650
Mosaic Co. (The)	403	21,661
Olin Corp.	171	9,054
PPG Industries, Inc.	279	31,856
Quaker Chemical Corp.	18	2,928
Rayonier Advanced Materials, Inc.*	46	209
RPM International, Inc.	146	13,807
Scotts Miracle-Gro Co. (The)	39	1,791
Sensient Technologies Corp.	47	3,359
Sherwin-Williams Co. (The)	282	63,459
Stepan Co.	27	2,820
Tredegar Corp.	15	163
Trinseo PLC	49	922
Valvoline, Inc.	219	6,430
Westlake Corp.	40	3,866
		775,405
Commercial Services & Supplies 0.6%
ABM Industries, Inc.	91	4,050
Brady Corp. (Class A Stock)	65	2,974
Brink’s Co. (The)	57	3,399
Cintas Corp.	96	41,045
Clean Harbors, Inc.*	59	7,225
Copart, Inc.*	250	28,755
CoreCivic, Inc.*	103	1,078
Deluxe Corp.	54	993
GEO Group, Inc. (The)*	120	1,015
Harsco Corp.*	74	391
Healthcare Services Group, Inc.	88	1,229
HNI Corp.	52	1,508
IAA, Inc.*	149	5,652
Interface, Inc.	46	520
KAR Auction Services, Inc.*	162	2,354
Matthews International Corp. (Class A Stock)	31	833
MillerKnoll, Inc.	105	2,224
MSA Safety, Inc.	34	4,564
Pitney Bowes, Inc.	172	535
Republic Services, Inc.	243	32,227
Rollins, Inc.	285	11,993
Stericycle, Inc.*	101	4,503
Tetra Tech, Inc.	58	8,194

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Commercial Services & Supplies (cont’d.)
UniFirst Corp.	21	$3,864
Viad Corp.*	23	857
Waste Management, Inc.	436	69,049
		241,031
Communications Equipment 0.9%
ADTRAN Holdings, Inc.	65	1,460
Arista Networks, Inc.*	288	34,808
Calix, Inc.*	70	5,155
Ciena Corp.*	187	8,957
Cisco Systems, Inc.	4,838	219,790
Clearfield, Inc.*	10	1,215
Comtech Telecommunications Corp.	25	276
Digi International, Inc.*	23	928
Extreme Networks, Inc.*	173	3,104
F5, Inc.*	61	8,717
Harmonic, Inc.*	139	2,147
Juniper Networks, Inc.	403	12,332
Lumentum Holdings, Inc.*	71	5,286
Motorola Solutions, Inc.	198	49,443
NETGEAR, Inc.*	39	766
NetScout Systems, Inc.*	83	2,981
Viasat, Inc.*	84	3,441
Viavi Solutions, Inc.*	303	4,575
		365,381
Construction & Engineering 0.2%
AECOM	160	12,045
Arcosa, Inc.	67	4,301
Comfort Systems USA, Inc.	37	4,561
Dycom Industries, Inc.*	30	3,545
EMCOR Group, Inc.	58	8,184
Fluor Corp.*	168	5,084
Granite Construction, Inc.	47	1,585
MasTec, Inc.*	60	4,625
MDU Resources Group, Inc.	251	7,148
MYR Group, Inc.*	24	2,100
NV5 Global, Inc.*	5	725

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Construction & Engineering (cont’d.)
Quanta Services, Inc.	169	$24,005
Valmont Industries, Inc.	30	9,577
		87,485
Construction Materials 0.1%
Eagle Materials, Inc.	47	5,748
Martin Marietta Materials, Inc.	68	22,847
Vulcan Materials Co.	153	25,046
		53,641
Consumer Finance 0.5%
American Express Co.	705	104,657
Bread Financial Holdings, Inc.	69	2,492
Capital One Financial Corp.	450	47,709
Discover Financial Services	315	32,905
Encore Capital Group, Inc.*	29	1,477
Enova International, Inc.*	39	1,462
EZCORP, Inc. (Class A Stock)*	31	299
FirstCash Holdings, Inc.	38	3,741
Green Dot Corp. (Class A Stock)*	65	1,237
LendingTree, Inc.*	14	353
Navient Corp.	129	1,953
PRA Group, Inc.*	62	2,077
PROG Holdings, Inc.*	61	1,008
SLM Corp.	345	5,724
Synchrony Financial	563	20,020
World Acceptance Corp.*	8	650
		227,764
Containers & Packaging 0.3%
Amcor PLC	1,777	20,577
AptarGroup, Inc.	73	7,238
Avery Dennison Corp.	94	15,938
Ball Corp.	375	18,521
Greif, Inc. (Class A Stock)	34	2,251
International Paper Co.	439	14,755
Myers Industries, Inc.	27	548
O-I Glass, Inc.*	192	3,131
Packaging Corp. of America	108	12,983

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Containers & Packaging (cont’d.)
Sealed Air Corp.	164	$7,810
Silgan Holdings, Inc.	113	5,352
Sonoco Products Co.	122	7,574
Westrock Co.	302	10,286
		126,964
Distributors 0.1%
Genuine Parts Co.	163	28,991
LKQ Corp.	305	16,970
Pool Corp.	46	13,995
		59,956
Diversified Consumer Services 0.1%
Adtalem Global Education, Inc.*	44	1,835
Frontdoor, Inc.*	100	2,206
Graham Holdings Co. (Class B Stock)	9	5,615
Grand Canyon Education, Inc.*	37	3,723
H&R Block, Inc.	183	7,530
Mister Car Wash, Inc.*	90	795
Perdoceo Education Corp.*	69	789
Service Corp. International	183	11,092
Strategic Education, Inc.	23	1,587
Stride, Inc.*	50	1,675
WW International, Inc.*	54	244
		37,091
Diversified Financial Services 1.5%
Berkshire Hathaway, Inc. (Class B Stock)*	2,110	622,640
Voya Financial, Inc.	115	7,861
		630,501
Diversified Telecommunication Services 0.9%
AT&T, Inc.	8,326	151,783
ATN International, Inc.	15	647
Cogent Communications Holdings, Inc.	54	2,836
Consolidated Communications Holdings, Inc.*	46	238
Frontier Communications Parent, Inc.*	300	7,026
Iridium Communications, Inc.*	148	7,626

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Diversified Telecommunication Services (cont’d.)
Lumen Technologies, Inc.	1,141	$8,398
Verizon Communications, Inc.	4,917	183,748
		362,302
Electric Utilities 1.8%
ALLETE, Inc.	67	3,770
Alliant Energy Corp.	294	15,338
American Electric Power Co., Inc.	608	53,455
Constellation Energy Corp.	387	36,587
Duke Energy Corp.	897	83,582
Edison International	450	27,018
Entergy Corp.	237	25,392
Evergy, Inc.	267	16,322
Eversource Energy	405	30,893
Exelon Corp.	1,159	44,726
FirstEnergy Corp.	638	24,059
Hawaiian Electric Industries, Inc.	140	5,326
IDACORP, Inc.	53	5,549
NextEra Energy, Inc.	2,297	178,017
NRG Energy, Inc.	276	12,254
OGE Energy Corp.	231	8,462
PG&E Corp.*	1,800	26,874
Pinnacle West Capital Corp.	132	8,872
PNM Resources, Inc.	99	4,601
Portland General Electric Co.	100	4,494
PPL Corp.	871	23,073
Southern Co. (The)	1,239	81,130
Xcel Energy, Inc.	645	41,996
		761,790
Electrical Equipment 0.6%
Acuity Brands, Inc.	37	6,792
AMETEK, Inc.	273	35,397
AZZ, Inc.	34	1,367
Eaton Corp. PLC	472	70,833
Emerson Electric Co.	688	59,581
Encore Wire Corp.	17	2,339
EnerSys	48	3,182
Generac Holdings, Inc.*	78	9,041
Hubbell, Inc.	62	14,724

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Electrical Equipment (cont’d.)
nVent Electric PLC	207	$7,556
Powell Industries, Inc.	8	197
Regal Rexnord Corp.	69	8,731
Rockwell Automation, Inc.	131	33,444
SunPower Corp.*	100	1,849
Sunrun, Inc.*	242	5,448
Vicor Corp.*	29	1,385
		261,866
Electronic Equipment, Instruments & Components 0.9%
Advanced Energy Industries, Inc.	41	3,225
Amphenol Corp. (Class A Stock)	691	52,398
Arlo Technologies, Inc.*	76	391
Arrow Electronics, Inc.*	71	7,189
Avnet, Inc.	120	4,823
Badger Meter, Inc.	31	3,487
Belden, Inc.	52	3,621
Benchmark Electronics, Inc.	39	1,107
CDW Corp.	159	27,477
Cognex Corp.	201	9,292
Coherent Corp.*	152	5,109
Corning, Inc.	898	28,889
CTS Corp.	31	1,225
ePlus, Inc.*	36	1,754
Fabrinet (Thailand)*	39	4,462
FARO Technologies, Inc.*	31	905
Insight Enterprises, Inc.*	39	3,686
IPG Photonics Corp.*	33	2,827
Itron, Inc.*	45	2,200
Jabil, Inc.	164	10,537
Keysight Technologies, Inc.*	215	37,442
Knowles Corp.*	100	1,375
Littelfuse, Inc.	27	5,947
Methode Electronics, Inc.	51	2,103
National Instruments Corp.	171	6,529
Novanta, Inc.*	40	5,656
OSI Systems, Inc.*	10	822
PC Connection, Inc.	15	797
Plexus Corp.*	29	2,854
Rogers Corp.*	27	6,354
Sanmina Corp.*	66	3,699

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
ScanSource, Inc.*	31	$960
TD SYNNEX Corp.	45	4,118
TE Connectivity Ltd. (Switzerland)	381	46,570
Teledyne Technologies, Inc.*	51	20,297
Trimble, Inc.*	294	17,687
TTM Technologies, Inc.*	116	1,776
Vishay Intertechnology, Inc.	166	3,471
Vontier Corp.	212	4,049
Zebra Technologies Corp. (Class A Stock)*	56	15,860
		362,970
Energy Equipment & Services 0.5%
Archrock, Inc.	178	1,337
Baker Hughes Co.	1,186	32,805
Bristow Group, Inc.*	38	1,138
ChampionX Corp.	236	6,754
Core Laboratories NV	55	1,070
DMC Global, Inc.*	24	519
Dril-Quip, Inc.*	39	970
Halliburton Co.	1,069	38,933
Helix Energy Solutions Group, Inc.*	108	756
Helmerich & Payne, Inc.	122	6,040
Nabors Industries Ltd.*	14	2,436
NOV, Inc.	459	10,282
Oceaneering International, Inc.*	143	2,001
Oil States International, Inc.*	54	349
Patterson-UTI Energy, Inc.	286	5,048
ProPetro Holding Corp.*	66	782
RPC, Inc.	69	768
Schlumberger NV	1,650	85,850
U.S. Silica Holdings, Inc.*	62	892
		198,730
Entertainment 1.3%
Activision Blizzard, Inc.	840	61,152
Cinemark Holdings, Inc.*	126	1,337
Electronic Arts, Inc.	308	38,796
Live Nation Entertainment, Inc.*	159	12,658
Marcus Corp. (The)	15	226
Netflix, Inc.*	522	152,361

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Entertainment (cont’d.)
Take-Two Interactive Software, Inc.*	183	$21,682
Walt Disney Co. (The)*	2,133	227,250
Warner Bros Discovery, Inc.*	2,616	34,008
World Wrestling Entertainment, Inc. (Class A Stock)	50	3,944
		553,414
Equity Real Estate Investment Trusts (REITs) 2.9%
Acadia Realty Trust	95	1,327
Agree Realty Corp.	96	6,595
Alexander & Baldwin, Inc.	98	1,909
Alexandria Real Estate Equities, Inc.	167	24,265
American Assets Trust, Inc.	74	2,033
American Tower Corp.	546	113,126
Apartment Income REIT Corp.	171	6,572
Armada Hoffler Properties, Inc.	82	959
AvalonBay Communities, Inc.	163	28,545
Boston Properties, Inc.	165	11,995
Brandywine Realty Trust	231	1,515
Brixmor Property Group, Inc.	346	7,373
Camden Property Trust	127	14,675
CareTrust REIT, Inc.	109	2,036
Centerspace	15	1,039
Chatham Lodging Trust*	69	895
Community Healthcare Trust, Inc.	21	727
Corporate Office Properties Trust	150	3,997
Cousins Properties, Inc.	203	4,823
Crown Castle, Inc.	510	67,963
DiamondRock Hospitality Co.	284	2,653
Digital Realty Trust, Inc.	333	33,383
Diversified Healthcare Trust	239	325
Douglas Emmett, Inc.	210	3,694
Easterly Government Properties, Inc.	115	2,000
EastGroup Properties, Inc.	41	6,424
Elme Communities	100	1,909
EPR Properties	91	3,513
Equinix, Inc.	103	58,343
Equity Residential	404	25,460
Essential Properties Realty Trust, Inc.	155	3,336
Essex Property Trust, Inc.	80	17,779
Extra Space Storage, Inc.	156	27,681
Federal Realty Investment Trust	81	8,017

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
First Industrial Realty Trust, Inc.	158	$7,526
Four Corners Property Trust, Inc.	86	2,203
Franklin Street Properties Corp.	131	377
Getty Realty Corp.	42	1,323
Global Net Lease, Inc.	142	1,739
Healthcare Realty Trust, Inc.	445	9,047
Healthpeak Properties, Inc.	635	15,069
Hersha Hospitality Trust (Class A Stock)	15	137
Highwoods Properties, Inc.	125	3,529
Host Hotels & Resorts, Inc.	884	16,690
Hudson Pacific Properties, Inc.	199	2,197
Independence Realty Trust, Inc.	273	4,575
Industrial Logistics Properties Trust	77	360
Innovative Industrial Properties, Inc.	36	3,892
Invitation Homes, Inc.	680	21,549
Iron Mountain, Inc.	341	17,074
iStar, Inc.	93	975
JBG SMITH Properties	159	3,129
Kilroy Realty Corp.	120	5,129
Kimco Realty Corp.	715	15,287
Kite Realty Group Trust	264	5,185
Lamar Advertising Co. (Class A Stock)	99	9,131
Life Storage, Inc.	97	10,729
LTC Properties, Inc.	46	1,779
LXP Industrial Trust	352	3,407
Macerich Co. (The)	289	3,217
Medical Properties Trust, Inc.	739	8,462
Mid-America Apartment Communities, Inc.	136	21,413
National Retail Properties, Inc.	214	8,994
National Storage Affiliates Trust	103	4,394
NexPoint Residential Trust, Inc.	31	1,414
Office Properties Income Trust	49	750
Omega Healthcare Investors, Inc.	275	8,739
Orion Office REIT, Inc.	73	684
Outfront Media, Inc.	170	3,068
Park Hotels & Resorts, Inc.	315	4,120
Pebblebrook Hotel Trust	163	2,614
Physicians Realty Trust	279	4,202
PotlatchDeltic Corp.	103	4,582
Prologis, Inc.	1,076	119,167
Public Storage	180	55,755
Rayonier, Inc.	183	6,167

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Realty Income Corp.	722	$44,959
Regency Centers Corp.	176	10,650
Retail Opportunity Investments Corp.	133	1,926
Rexford Industrial Realty, Inc.	208	11,498
RPT Realty	112	1,042
Sabra Health Care REIT, Inc.	279	3,811
Safehold, Inc.	21	614
Saul Centers, Inc.	8	328
SBA Communications Corp.	121	32,658
Service Properties Trust	190	1,541
Simon Property Group, Inc.	386	42,066
SITE Centers Corp.	223	2,761
SL Green Realty Corp.	77	3,055
Spirit Realty Capital, Inc.	155	6,019
STORE Capital Corp.	325	10,335
Summit Hotel Properties, Inc.	143	1,236
Sunstone Hotel Investors, Inc.	200	2,230
Tanger Factory Outlet Centers, Inc.	115	2,071
UDR, Inc.	352	13,995
Uniti Group, Inc.	309	2,398
Universal Health Realty Income Trust	20	973
Urban Edge Properties	131	1,850
Urstadt Biddle Properties, Inc. (Class A Stock)	15	281
Ventas, Inc.	472	18,469
Veris Residential, Inc.*	100	1,583
VICI Properties, Inc.	1,140	36,503
Vornado Realty Trust	200	4,718
Welltower, Inc.	543	33,145
Weyerhaeuser Co.	878	27,157
Whitestone REIT	23	216
Xenia Hotels & Resorts, Inc.	125	2,135
		1,238,889
Food & Staples Retailing 1.6%
Andersons, Inc. (The)	45	1,587
BJ’s Wholesale Club Holdings, Inc.*	156	12,074
Casey’s General Stores, Inc.	37	8,610
Chefs’ Warehouse, Inc. (The)*	53	1,941
Costco Wholesale Corp.	518	259,777
Grocery Outlet Holding Corp.*	109	3,768
Kroger Co. (The)	777	36,744

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Food & Staples Retailing (cont’d.)
Performance Food Group Co.*	187	$9,731
PriceSmart, Inc.	31	1,983
SpartanNash Co.	50	1,786
Sprouts Farmers Market, Inc.*	145	4,278
Sysco Corp.	603	52,196
United Natural Foods, Inc.*	63	2,672
Walgreens Boots Alliance, Inc.	847	30,916
Walmart, Inc.	1,666	237,122
		665,185
Food Products 1.2%
Archer-Daniels-Midland Co.	651	63,134
B&G Foods, Inc.	90	1,474
Calavo Growers, Inc.	23	796
Cal-Maine Foods, Inc.	41	2,317
Campbell Soup Co.	227	12,010
Conagra Brands, Inc.	567	20,809
Darling Ingredients, Inc.*	185	14,519
Flowers Foods, Inc.	218	6,259
Fresh Del Monte Produce, Inc.	39	1,017
General Mills, Inc.	696	56,780
Hain Celestial Group, Inc. (The)*	113	2,114
Hershey Co. (The)	171	40,830
Hormel Foods Corp.	333	15,468
Hostess Brands, Inc.*	155	4,104
Ingredion, Inc.	74	6,595
J & J Snack Foods Corp.	21	3,100
J.M. Smucker Co. (The)	119	17,928
John B. Sanfilippo & Son, Inc.	13	1,084
Kellogg Co.	299	22,969
Kraft Heinz Co. (The)	936	36,008
Lamb Weston Holdings, Inc.	162	13,968
Lancaster Colony Corp.	15	2,704
McCormick & Co., Inc.	292	22,963
Mondelez International, Inc. (Class A Stock)	1,596	98,122
Pilgrim’s Pride Corp.*	62	1,429
Post Holdings, Inc.*	63	5,696
Seneca Foods Corp. (Class A Stock)*	12	757
Simply Good Foods Co. (The)*	109	4,175
Tootsie Roll Industries, Inc.	15	606

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Food Products (cont’d.)
TreeHouse Foods, Inc.*	74	$3,718
Tyson Foods, Inc. (Class A Stock)	343	23,444
		506,897
Gas Utilities 0.1%
Atmos Energy Corp.	163	17,368
Chesapeake Utilities Corp.	14	1,741
National Fuel Gas Co.	99	6,681
New Jersey Resources Corp.	117	5,223
Northwest Natural Holding Co.	43	2,068
ONE Gas, Inc.	67	5,191
South Jersey Industries, Inc.	157	5,443
Southwest Gas Holdings, Inc.	77	5,626
Spire, Inc.	59	4,119
UGI Corp.	244	8,621
		62,081
Health Care Equipment & Supplies 2.7%
Abbott Laboratories	2,049	202,728
ABIOMED, Inc.*	54	13,612
Align Technology, Inc.*	85	16,515
AngioDynamics, Inc.*	53	747
Artivion, Inc.*	23	257
Avanos Medical, Inc.*	62	1,373
Baxter International, Inc.	596	32,393
Becton, Dickinson & Co.	335	79,050
Boston Scientific Corp.*	1,669	71,951
Cardiovascular Systems, Inc.*	44	635
CONMED Corp.	29	2,312
Cooper Cos., Inc. (The)	50	13,669
Cutera, Inc.*	18	827
DENTSPLY SIRONA, Inc.	268	8,260
Dexcom, Inc.*	463	55,921
Edwards Lifesciences Corp.*	720	52,150
Embecta Corp.	73	2,257
Enovis Corp.*	60	2,967
Envista Holdings Corp.*	200	6,602
Glaukos Corp.*	50	2,804
Globus Medical, Inc. (Class A Stock)*	95	6,365
Haemonetics Corp.*	70	5,946

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
Heska Corp.*	16	$1,148
Hologic, Inc.*	295	20,001
ICU Medical, Inc.*	14	2,078
IDEXX Laboratories, Inc.*	90	32,371
Inari Medical, Inc.*	55	4,231
Inogen, Inc.*	25	567
Integer Holdings Corp.*	32	1,995
Integra LifeSciences Holdings Corp.*	85	4,271
Intuitive Surgical, Inc.*	425	104,750
Lantheus Holdings, Inc.*	78	5,771
LeMaitre Vascular, Inc.	18	781
LivaNova PLC*	54	2,543
Masimo Corp.*	55	7,238
Medtronic PLC	1,558	136,076
Meridian Bioscience, Inc.*	34	1,087
Merit Medical Systems, Inc.*	69	4,745
Mesa Laboratories, Inc.	8	1,058
Neogen Corp.*	254	3,353
NuVasive, Inc.*	54	2,383
Omnicell, Inc.*	52	4,021
OraSure Technologies, Inc.*	34	148
Orthofix Medical, Inc.*	23	369
Penumbra, Inc.*	48	8,231
QuidelOrtho Corp.*	59	5,299
ResMed, Inc.	169	37,804
Shockwave Medical, Inc.*	35	10,260
STAAR Surgical Co.*	50	3,544
STERIS PLC	112	19,329
Stryker Corp.	397	91,008
Surmodics, Inc.*	15	512
Tandem Diabetes Care, Inc.*	85	4,773
Teleflex, Inc.	54	11,586
Varex Imaging Corp.*	55	1,216
Zimmer Biomet Holdings, Inc.	245	27,771
Zimvie, Inc.*	29	254
Zynex, Inc.	17	194
		1,142,107
Health Care Providers & Services 3.5%
Acadia Healthcare Co., Inc.*	98	7,967
AdaptHealth Corp.*	100	2,280

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
Addus HomeCare Corp.*	19	$1,946
Amedisys, Inc.*	29	2,830
AmerisourceBergen Corp.	174	27,356
AMN Healthcare Services, Inc.*	55	6,902
Apollo Medical Holdings, Inc.*	50	1,773
Cardinal Health, Inc.	321	24,364
Centene Corp.*	678	57,718
Chemed Corp.	14	6,536
Cigna Corp.	357	115,332
Community Health Systems, Inc.*	167	479
CorVel Corp.*	14	2,299
Cross Country Healthcare, Inc.*	23	853
CVS Health Corp.	1,534	145,270
DaVita, Inc.*	63	4,600
Elevance Health, Inc.	277	151,455
Encompass Health Corp.	120	6,533
Enhabit, Inc.*	60	745
Ensign Group, Inc. (The)	68	6,105
Fulgent Genetics, Inc.*	24	951
HCA Healthcare, Inc.	252	54,802
HealthEquity, Inc.*	91	7,090
Henry Schein, Inc.*	158	10,817
Humana, Inc.	145	80,922
Joint Corp. (The)*	20	330
Laboratory Corp. of America Holdings	106	23,517
LHC Group, Inc.*	43	7,185
McKesson Corp.	161	62,689
ModivCare, Inc.*	5	486
Molina Healthcare, Inc.*	65	23,326
Option Care Health, Inc.*	180	5,447
Owens & Minor, Inc.	93	1,581
Patterson Cos., Inc.	106	2,753
Pediatrix Medical Group, Inc.*	105	2,037
Pennant Group, Inc. (The)*	29	357
Progyny, Inc.*	92	4,091
Quest Diagnostics, Inc.	135	19,393
R1 RCM, Inc.*	157	2,773
RadNet, Inc.*	46	880
Select Medical Holdings Corp.	145	3,724
Tenet Healthcare Corp.*	130	5,767
U.S. Physical Therapy, Inc.	6	533

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Health Care Providers & Services (cont’d.)
UnitedHealth Group, Inc.	1,091	$605,669
Universal Health Services, Inc. (Class B Stock)	74	8,574
		1,509,037
Health Care Technology 0.0%
Allscripts Healthcare Solutions, Inc.*	171	2,514
Computer Programs & Systems, Inc.*	15	485
HealthStream, Inc.*	15	371
NextGen Healthcare, Inc.*	80	1,603
OptimizeRx Corp.*	20	308
Simulations Plus, Inc.	23	954
		6,235
Hotels, Restaurants & Leisure 2.0%
BJ’s Restaurants, Inc.*	21	690
Bloomin’ Brands, Inc.	100	2,401
Booking Holdings, Inc.*	45	84,127
Boyd Gaming Corp.	90	5,198
Brinker International, Inc.*	65	2,170
Caesars Entertainment, Inc.*	245	10,714
Carnival Corp.*	1,202	10,890
Cheesecake Factory, Inc. (The)	55	1,970
Chipotle Mexican Grill, Inc.*	31	46,448
Choice Hotels International, Inc.	29	3,765
Churchill Downs, Inc.	34	7,069
Chuy’s Holdings, Inc.*	15	440
Cracker Barrel Old Country Store, Inc.	23	2,627
Darden Restaurants, Inc.	144	20,612
Dave & Buster’s Entertainment, Inc.*	42	1,674
Dine Brands Global, Inc.	23	1,658
Domino’s Pizza, Inc.	38	12,625
El Pollo Loco Holdings, Inc.	24	241
Expedia Group, Inc.*	172	16,077
Golden Entertainment, Inc.*	30	1,267
Hilton Worldwide Holdings, Inc.	328	44,365
Jack in the Box, Inc.	29	2,559
Las Vegas Sands Corp.*	398	15,128
Light & Wonder, Inc.*	110	6,175
Marriott International, Inc. (Class A Stock)	321	51,395
Marriott Vacations Worldwide Corp.	49	7,240

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure (cont’d.)
McDonald’s Corp.	861	$234,760
MGM Resorts International	383	13,623
Monarch Casino & Resort, Inc.*	15	1,191
Norwegian Cruise Line Holdings Ltd.*	526	8,884
Papa John’s International, Inc.	34	2,469
Penn Entertainment, Inc.*	190	6,289
Royal Caribbean Cruises Ltd.*	255	13,612
Ruth’s Hospitality Group, Inc.	23	478
Shake Shack, Inc. (Class A Stock)*	50	2,779
Six Flags Entertainment Corp.*	111	2,475
Starbucks Corp.	1,340	116,031
Texas Roadhouse, Inc.	76	7,520
Travel + Leisure Co.	107	4,064
Wendy’s Co. (The)	222	4,613
Wingstop, Inc.	27	4,277
Wyndham Hotels & Resorts, Inc.	104	7,897
Wynn Resorts Ltd.*	129	8,243
Yum! Brands, Inc.	335	39,614
		838,344
Household Durables 0.4%
Cavco Industries, Inc.*	4	907
Century Communities, Inc.	39	1,736
D.R. Horton, Inc.	375	28,830
Ethan Allen Interiors, Inc.	15	384
Garmin Ltd.	177	15,583
Green Brick Partners, Inc.*	50	1,157
Helen of Troy Ltd.*	21	1,987
Installed Building Products, Inc.	22	1,892
iRobot Corp.*	40	2,260
KB Home	122	3,516
La-Z-Boy, Inc.	62	1,536
Leggett & Platt, Inc.	161	5,434
Lennar Corp. (Class A Stock)	302	24,371
LGI Homes, Inc.*	15	1,381
M/I Homes, Inc.*	39	1,618
MDC Holdings, Inc.	77	2,345
Meritage Homes Corp.*	39	2,970
Mohawk Industries, Inc.*	66	6,254
Newell Brands, Inc.	464	6,408
NVR, Inc.*	3	12,713

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Household Durables (cont’d.)
PulteGroup, Inc.	277	$11,077
Sonos, Inc.*	165	2,660
Taylor Morrison Home Corp.*	161	4,241
Tempur Sealy International, Inc.	199	5,351
Toll Brothers, Inc.	125	5,385
TopBuild Corp.*	31	5,274
Tri Pointe Homes, Inc.*	144	2,412
Tupperware Brands Corp.*	62	479
Universal Electronics, Inc.*	23	469
Whirlpool Corp.	70	9,677
		170,307
Household Products 1.3%
Central Garden & Pet Co.*	15	619
Central Garden & Pet Co. (Class A Stock)*	43	1,683
Church & Dwight Co., Inc.	284	21,053
Clorox Co. (The)	138	20,153
Colgate-Palmolive Co.	977	72,142
Energizer Holdings, Inc.	80	2,311
Kimberly-Clark Corp.	395	49,162
Procter & Gamble Co. (The)	2,795	376,403
WD-40 Co.	20	3,203
		546,729
Independent Power & Renewable Electricity Producers 0.1%
AES Corp. (The)	788	20,614
Ormat Technologies, Inc.	50	4,523
		25,137
Industrial Conglomerates 0.8%
3M Co.	654	82,267
General Electric Co.	1,287	100,141
Honeywell International, Inc.	790	161,176
		343,584
Insurance 2.4%
Aflac, Inc.	673	43,819
Allstate Corp. (The)	324	40,905
Ambac Financial Group, Inc.*	42	590

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
American Equity Investment Life Holding Co.	79	$3,403
American Financial Group, Inc.	77	11,173
American International Group, Inc.	890	50,730
AMERISAFE, Inc.	26	1,519
Aon PLC (Class A Stock)	250	70,372
Arch Capital Group Ltd.*	400	23,000
Arthur J. Gallagher & Co.	247	46,209
Assurant, Inc.	55	7,472
Assured Guaranty Ltd.	66	3,907
Brighthouse Financial, Inc.*	94	5,365
Brown & Brown, Inc.	276	16,226
Chubb Ltd.	498	107,015
Cincinnati Financial Corp.	188	19,424
CNO Financial Group, Inc.	144	3,177
Employers Holdings, Inc.	28	1,221
Everest Re Group Ltd.	46	14,842
First American Financial Corp.	130	6,552
Genworth Financial, Inc. (Class A Stock)*	617	2,881
Globe Life, Inc.	97	11,205
Hanover Insurance Group, Inc. (The)	33	4,834
Hartford Financial Services Group, Inc. (The)	385	27,878
HCI Group, Inc.	11	403
Horace Mann Educators Corp.	47	1,855
James River Group Holdings Ltd.	38	960
Kemper Corp.	71	3,385
Kinsale Capital Group, Inc.	29	9,140
Lincoln National Corp.	188	10,128
Loews Corp.	227	12,944
Marsh & McLennan Cos., Inc.	590	95,279
Mercury General Corp.	34	986
MetLife, Inc.	783	57,323
Old Republic International Corp.	359	8,332
Palomar Holdings, Inc.*	29	2,580
Primerica, Inc.	44	6,367
Principal Financial Group, Inc.	277	24,412
ProAssurance Corp.	69	1,532
Progressive Corp. (The)	691	88,724
Prudential Financial, Inc.(g)	441	46,389
Reinsurance Group of America, Inc.	80	11,774
RenaissanceRe Holdings Ltd. (Bermuda)	49	7,579
RLI Corp.	37	4,813
Safety Insurance Group, Inc.	7	609

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Selective Insurance Group, Inc.	65	$6,375
SiriusPoint Ltd. (Bermuda)*	69	443
Stewart Information Services Corp.	34	1,325
Travelers Cos., Inc. (The)	281	51,833
Trupanion, Inc.*	42	2,120
United Fire Group, Inc.	27	732
Universal Insurance Holdings, Inc.	39	392
Unum Group	222	10,121
W.R. Berkley Corp.	246	18,297
Willis Towers Watson PLC	126	27,494
		1,038,365
Interactive Media & Services 3.6%
Alphabet, Inc. (Class A Stock)*	7,005	662,043
Alphabet, Inc. (Class C Stock)*	6,275	593,991
Cars.com, Inc.*	80	1,110
Match Group, Inc.*	335	14,472
Meta Platforms, Inc. (Class A Stock)*	2,666	248,365
QuinStreet, Inc.*	54	616
Shutterstock, Inc.	24	1,201
TripAdvisor, Inc.*	129	3,047
Yelp, Inc.*	93	3,572
Ziff Davis, Inc.*	55	4,256
		1,532,673
Internet & Direct Marketing Retail 2.6%
Amazon.com, Inc.*	10,355	1,060,766
eBay, Inc.	661	26,334
Etsy, Inc.*	146	13,711
Liquidity Services, Inc.*	39	670
PetMed Express, Inc.	15	320
		1,101,801
IT Services 4.2%
Accenture PLC (Class A Stock)	736	208,950
Akamai Technologies, Inc.*	188	16,606
Automatic Data Processing, Inc.	494	119,400
Broadridge Financial Solutions, Inc.	129	19,358
Cognizant Technology Solutions Corp. (Class A Stock)	615	38,284

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
Concentrix Corp.	50	$6,111
CSG Systems International, Inc.	39	2,522
DXC Technology Co.*	271	7,791
EPAM Systems, Inc.*	65	22,750
Euronet Worldwide, Inc.*	55	4,621
EVERTEC, Inc. (Puerto Rico)	92	3,295
ExlService Holdings, Inc.*	30	5,455
Fidelity National Information Services, Inc.	720	59,753
Fiserv, Inc.*	749	76,952
FleetCor Technologies, Inc.*	86	16,006
Gartner, Inc.*	89	26,871
Genpact Ltd.	210	10,185
Global Payments, Inc.	333	38,049
International Business Machines Corp.	1,051	145,343
Jack Henry & Associates, Inc.	86	17,119
Kyndryl Holdings, Inc.*	244	2,359
Mastercard, Inc. (Class A Stock)	994	326,211
Maximus, Inc.	63	3,885
Paychex, Inc.	378	44,721
Payoneer Global, Inc.*	200	1,550
PayPal Holdings, Inc.*	1,353	113,084
Perficient, Inc.*	36	2,411
Sabre Corp.*	405	2,353
TTEC Holdings, Inc.	16	712
Unisys Corp.*	65	553
VeriSign, Inc.*	106	21,249
Visa, Inc. (Class A Stock)	1,914	396,504
Western Union Co. (The)	489	6,606
WEX, Inc.*	49	8,043
		1,775,662
Leisure Products 0.1%
Brunswick Corp.	91	6,431
Hasbro, Inc.	144	9,396
Mattel, Inc.*	408	7,736
Polaris, Inc.	62	6,299
Sturm Ruger & Co., Inc.	26	1,459
Topgolf Callaway Brands Corp.*	152	2,845

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Leisure Products (cont’d.)
Vista Outdoor, Inc.*	64	$1,859
YETI Holdings, Inc.*	106	3,401
		39,426
Life Sciences Tools & Services 1.7%
Agilent Technologies, Inc.	354	48,976
Azenta, Inc.	78	3,463
BioLife Solutions, Inc.*	40	941
Bio-Rad Laboratories, Inc. (Class A Stock)*	19	6,683
Bio-Techne Corp.	37	10,962
Bruker Corp.	115	7,112
Charles River Laboratories International, Inc.*	55	11,674
Danaher Corp.	765	192,528
Illumina, Inc.*	183	41,874
IQVIA Holdings, Inc.*	223	46,756
Medpace Holdings, Inc.*	26	5,771
Mettler-Toledo International, Inc.*	26	32,888
NeoGenomics, Inc.*	157	1,194
PerkinElmer, Inc.	149	19,903
Repligen Corp.*	55	10,037
Sotera Health Co.*	125	860
Syneos Health, Inc.*	124	6,247
Thermo Fisher Scientific, Inc.	455	233,856
Waters Corp.*	65	19,446
West Pharmaceutical Services, Inc.	82	18,868
		720,039
Machinery 1.9%
3D Systems Corp.*	181	1,598
AGCO Corp.	68	8,444
Alamo Group, Inc.	4	608
Albany International Corp. (Class A Stock)	31	2,840
Astec Industries, Inc.	24	1,048
Barnes Group, Inc.	64	2,264
Caterpillar, Inc.	613	132,690
Chart Industries, Inc.*	33	7,355
CIRCOR International, Inc.*	20	413
Crane Holdings Co.	58	5,820
Cummins, Inc.	167	40,833
Deere & Co.	318	125,871

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Donaldson Co., Inc.	141	$8,100
Dover Corp.	168	21,956
Enerpac Tool Group Corp.	60	1,525
EnPro Industries, Inc.	16	1,704
Esab Corp.	60	2,238
ESCO Technologies, Inc.	21	1,810
Federal Signal Corp.	78	3,639
Flowserve Corp.	163	4,675
Fortive Corp.	424	27,094
Franklin Electric Co., Inc.	42	3,441
Graco, Inc.	195	13,568
Greenbrier Cos., Inc. (The)	37	1,306
Hillenbrand, Inc.	82	3,623
IDEX Corp.	88	19,563
Illinois Tool Works, Inc.	335	71,533
Ingersoll Rand, Inc.	480	24,240
ITT, Inc.	102	7,792
John Bean Technologies Corp.	29	2,645
Kennametal, Inc.	101	2,698
Lincoln Electric Holdings, Inc.	68	9,656
Lindsay Corp.	14	2,370
Middleby Corp. (The)*	63	8,811
Mueller Industries, Inc.	75	4,698
Nordson Corp.	58	13,050
Oshkosh Corp.	79	6,952
Otis Worldwide Corp.	486	34,331
PACCAR, Inc.	409	39,603
Parker-Hannifin Corp.	149	43,302
Pentair PLC	205	8,805
Proto Labs, Inc.*	34	1,298
Snap-on, Inc.	61	13,545
SPX Technologies, Inc.*	45	2,963
Standex International Corp.	19	1,882
Stanley Black & Decker, Inc.	178	13,971
Tennant Co.	24	1,398
Terex Corp.	91	3,689
Timken Co. (The)	73	5,204
Titan International, Inc.*	32	479
Toro Co. (The)	115	12,124
Trinity Industries, Inc.	108	3,081
Wabash National Corp.	70	1,516
Watts Water Technologies, Inc. (Class A Stock)	25	3,659

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Westinghouse Air Brake Technologies Corp.	211	$19,682
Xylem, Inc.	209	21,408
		830,411
Marine 0.0%
Kirby Corp.*	75	5,231
Matson, Inc.	47	3,458
		8,689
Media 0.7%
AMC Networks, Inc. (Class A Stock)*	37	833
Cable One, Inc.	6	5,157
Charter Communications, Inc. (Class A Stock)*	126	46,320
Comcast Corp. (Class A Stock)	5,154	163,588
DISH Network Corp. (Class A Stock)*	301	4,488
EW Scripps Co. (The) (Class A Stock)*	78	1,107
Fox Corp. (Class A Stock)	358	10,335
Fox Corp. (Class B Stock)	165	4,488
Gannett Co., Inc.*	81	117
Interpublic Group of Cos., Inc. (The)	458	13,644
John Wiley & Sons, Inc. (Class A Stock)	57	2,405
New York Times Co. (The) (Class A Stock)	204	5,908
News Corp. (Class A Stock)	483	8,148
News Corp. (Class B Stock)	148	2,535
Omnicom Group, Inc.	240	17,460
Paramount Global (Class B Stock)	593	10,864
Scholastic Corp.	43	1,640
TechTarget, Inc.*	31	2,001
TEGNA, Inc.	279	5,826
Thryv Holdings, Inc.*	20	409
		307,273
Metals & Mining 0.5%
Alcoa Corp.	210	8,196
Arconic Corp.*	130	2,699
ATI, Inc.*	154	4,583
Carpenter Technology Corp.	62	2,319
Century Aluminum Co.*	71	512
Cleveland-Cliffs, Inc.*	592	7,690

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Metals & Mining (cont’d.)
Commercial Metals Co.	152	$6,916
Compass Minerals International, Inc.	46	1,819
Freeport-McMoRan, Inc.	1,678	53,176
Haynes International, Inc.	12	587
Kaiser Aluminum Corp.	10	808
Materion Corp.	28	2,400
MP Materials Corp.*	80	2,403
Newmont Corp.	940	39,781
Nucor Corp.	311	40,859
Olympic Steel, Inc.	15	408
Reliance Steel & Aluminum Co.	73	14,708
Royal Gold, Inc.	76	7,217
Steel Dynamics, Inc.	209	19,656
SunCoke Energy, Inc.	31	225
TimkenSteel Corp.*	23	401
United States Steel Corp.	272	5,538
Warrior Met Coal, Inc.	62	2,303
Worthington Industries, Inc.	47	2,235
		227,439
Mortgage Real Estate Investment Trusts (REITs) 0.0%
Annaly Capital Management, Inc.	506	9,386
Apollo Commercial Real Estate Finance, Inc.	177	1,993
ARMOUR Residential REIT, Inc.	119	633
Ellington Financial, Inc.	75	1,004
Franklin BSP Realty Trust, Inc.	60	845
Granite Point Mortgage Trust, Inc.	46	362
Invesco Mortgage Capital, Inc.	18	211
KKR Real Estate Finance Trust, Inc.	31	540
New York Mortgage Trust, Inc.	399	1,073
PennyMac Mortgage Investment Trust	108	1,498
Ready Capital Corp.	120	1,455
Redwood Trust, Inc.	155	1,105
Two Harbors Investment Corp.	370	1,317
		21,422
Multiline Retail 0.5%
Big Lots, Inc.	46	868
Dollar General Corp.	267	68,098
Dollar Tree, Inc.*	245	38,833

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Multiline Retail (cont’d.)
Kohl’s Corp.	175	$5,241
Macy’s, Inc.	334	6,964
Nordstrom, Inc.	144	2,929
Ollie’s Bargain Outlet Holdings, Inc.*	70	3,920
Target Corp.	544	89,352
		216,205
Multi-Utilities 0.8%
Ameren Corp.	304	24,782
Avista Corp.	98	4,021
Black Hills Corp.	71	4,641
CenterPoint Energy, Inc.	746	21,343
CMS Energy Corp.	343	19,568
Consolidated Edison, Inc.	415	36,504
Dominion Energy, Inc.	975	68,221
DTE Energy Co.	225	25,225
NiSource, Inc.	480	12,331
NorthWestern Corp.	73	3,857
Public Service Enterprise Group, Inc.	591	33,137
Sempra Energy	369	55,697
Unitil Corp.	20	1,054
WEC Energy Group, Inc.	370	33,792
		344,173
Oil, Gas & Consumable Fuels 4.7%
Antero Midstream Corp.	383	4,079
Antero Resources Corp.*	300	10,998
APA Corp.	400	18,184
Callon Petroleum Co.*	54	2,374
Chevron Corp.	2,105	380,794
Civitas Resources, Inc.	58	4,055
CNX Resources Corp.*	243	4,085
ConocoPhillips	1,491	188,000
CONSOL Energy, Inc.	30	1,891
Coterra Energy, Inc.	954	29,698
Devon Energy Corp.	768	59,405
Diamondback Energy, Inc.	212	33,307
Dorian LPG Ltd.	31	560
DT Midstream, Inc.	117	6,985
EOG Resources, Inc.	692	94,472

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
EQT Corp.	434	$18,158
Equitrans Midstream Corp.	561	4,724
Exxon Mobil Corp.	4,878	540,531
Green Plains, Inc.*	76	2,196
Hess Corp.	326	45,992
HF Sinclair Corp.	162	9,909
Kinder Morgan, Inc.	2,310	41,857
Laredo Petroleum, Inc.*	11	711
Marathon Oil Corp.	792	24,116
Marathon Petroleum Corp.	585	66,468
Matador Resources Co.	126	8,373
Murphy Oil Corp.	179	8,683
Occidental Petroleum Corp.	876	63,598
ONEOK, Inc.	526	31,202
Par Pacific Holdings, Inc.*	65	1,487
PBF Energy, Inc. (Class A Stock)*	112	4,956
PDC Energy, Inc.	120	8,657
Phillips 66	568	59,237
Pioneer Natural Resources Co.	281	72,051
Range Resources Corp.	308	8,772
Ranger Oil Corp. (Class A Stock)	15	613
REX American Resources Corp.*	15	450
SM Energy Co.	139	6,252
Southwestern Energy Co.*	1,357	9,404
Talos Energy, Inc.*	78	1,660
Targa Resources Corp.	270	18,460
Valero Energy Corp.	463	58,130
Williams Cos., Inc. (The)	1,442	47,197
World Fuel Services Corp.	73	1,861
		2,004,592
Paper & Forest Products 0.0%
Clearwater Paper Corp.*	9	400
Louisiana-Pacific Corp.	90	5,099
Mercer International, Inc. (Germany)	46	617
Sylvamo Corp.	49	2,360
		8,476
Personal Products 0.2%
BellRing Brands, Inc.*	178	4,311

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Personal Products (cont’d.)
Coty, Inc. (Class A Stock)*	421	$2,825
Edgewell Personal Care Co.	73	2,861
elf Beauty, Inc.*	62	2,682
Estee Lauder Cos., Inc. (The) (Class A Stock)	274	54,934
Inter Parfums, Inc.	20	1,618
Medifast, Inc.	17	1,989
Nu Skin Enterprises, Inc. (Class A Stock)	60	2,291
USANA Health Sciences, Inc.*	13	683
		74,194
Pharmaceuticals 4.3%
Amphastar Pharmaceuticals, Inc.*	50	1,545
ANI Pharmaceuticals, Inc.*	8	309
Bristol-Myers Squibb Co.	2,497	193,443
Cara Therapeutics, Inc.*	39	367
Catalent, Inc.*	212	13,935
Collegium Pharmaceutical, Inc.*	19	341
Corcept Therapeutics, Inc.*	117	3,346
Eli Lilly & Co.	921	333,485
Harmony Biosciences Holdings, Inc.*	30	1,560
Innoviva, Inc.*	54	732
Jazz Pharmaceuticals PLC*	75	10,784
Johnson & Johnson	3,076	535,132
Merck & Co., Inc.	2,965	300,058
Nektar Therapeutics*	207	778
Organon & Co.	323	8,456
Pacira BioSciences, Inc.*	54	2,795
Perrigo Co. PLC	168	6,767
Pfizer, Inc.	6,570	305,833
Phibro Animal Health Corp. (Class A Stock)	15	220
Prestige Consumer Healthcare, Inc.*	53	2,887
Supernus Pharmaceuticals, Inc.*	54	1,851
Viatris, Inc.	1,420	14,385
Zoetis, Inc.	555	83,683
		1,822,692
Professional Services 0.5%
ASGN, Inc.*	63	5,341
CACI International, Inc. (Class A Stock)*	23	6,993
CoStar Group, Inc.*	465	38,465

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Professional Services (cont’d.)
Equifax, Inc.	144	$24,414
Exponent, Inc.	63	6,001
Forrester Research, Inc.*	12	508
FTI Consulting, Inc.*	39	6,069
Heidrick & Struggles International, Inc.	30	845
Insperity, Inc.	39	4,603
Jacobs Solutions, Inc.	151	17,398
KBR, Inc.	159	7,913
Kelly Services, Inc. (Class A Stock)	15	245
Korn Ferry	70	3,891
Leidos Holdings, Inc.	159	16,153
ManpowerGroup, Inc.	58	4,544
Resources Connection, Inc.	23	420
Robert Half International, Inc.	121	9,252
Science Applications International Corp.	62	6,717
TrueBlue, Inc.*	49	963
Verisk Analytics, Inc.	183	33,458
		194,193
Real Estate Management & Development 0.1%
Anywhere Real Estate, Inc.*	138	1,025
CBRE Group, Inc. (Class A Stock)*	371	26,319
Douglas Elliman, Inc.	68	314
Jones Lang LaSalle, Inc.*	54	8,591
Marcus & Millichap, Inc.	23	847
RE/MAX Holdings, Inc. (Class A Stock)	15	292
St. Joe Co. (The)	37	1,315
		38,703
Road & Rail 0.9%
ArcBest Corp.	26	2,065
Avis Budget Group, Inc.*	38	8,985
CSX Corp.	2,503	72,737
Heartland Express, Inc.	31	461
J.B. Hunt Transport Services, Inc.	92	15,738
Knight-Swift Transportation Holdings, Inc.	184	8,838
Landstar System, Inc.	44	6,874
Marten Transport Ltd.	83	1,558
Norfolk Southern Corp.	279	63,632
Old Dominion Freight Line, Inc.	107	29,382

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Road & Rail (cont’d.)
Ryder System, Inc.	63	$5,072
Saia, Inc.*	41	8,153
Union Pacific Corp.	725	142,927
Werner Enterprises, Inc.	79	3,097
XPO Logistics, Inc.*	120	6,209
		375,728
Semiconductors & Semiconductor Equipment 4.5%
Advanced Micro Devices, Inc.*	1,878	112,793
Alpha & Omega Semiconductor Ltd.*	30	983
Amkor Technology, Inc.	124	2,578
Analog Devices, Inc.	604	86,143
Applied Materials, Inc.	1,015	89,614
Axcelis Technologies, Inc.*	37	2,146
Broadcom, Inc.	470	220,956
CEVA, Inc.*	23	636
Cirrus Logic, Inc.*	70	4,698
Cohu, Inc.*	51	1,679
Diodes, Inc.*	47	3,369
Enphase Energy, Inc.*	156	47,892
First Solar, Inc.*	107	15,576
FormFactor, Inc.*	95	1,920
Ichor Holdings Ltd.*	34	865
Intel Corp.	4,806	136,635
KLA Corp.	164	51,898
Kulicke & Soffa Industries, Inc. (Singapore)	85	3,565
Lam Research Corp.	156	63,146
Lattice Semiconductor Corp.*	161	7,810
MACOM Technology Solutions Holdings, Inc.*	50	2,894
MaxLinear, Inc.*	88	2,717
Microchip Technology, Inc.	656	40,501
Micron Technology, Inc.	1,281	69,302
MKS Instruments, Inc.	76	6,243
Monolithic Power Systems, Inc.	48	16,294
NVIDIA Corp.	2,929	395,327
NXP Semiconductors NV (China)	311	45,431
ON Semiconductor Corp.*	515	31,636
Onto Innovation, Inc.*	58	3,877
PDF Solutions, Inc.*	23	542
Photronics, Inc.*	46	746
Power Integrations, Inc.	72	4,803

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Qorvo, Inc.*	121	$10,416
QUALCOMM, Inc.	1,310	154,135
Rambus, Inc.*	145	4,373
Semtech Corp.*	78	2,160
Silicon Laboratories, Inc.*	45	5,171
SiTime Corp.*	20	1,796
Skyworks Solutions, Inc.	188	16,170
SMART Global Holdings, Inc.*	80	1,082
SolarEdge Technologies, Inc.*	62	14,262
Synaptics, Inc.*	49	4,341
Teradyne, Inc.	186	15,131
Texas Instruments, Inc.	1,077	172,999
Ultra Clean Holdings, Inc.*	53	1,649
Universal Display Corp.	52	4,951
Veeco Instruments, Inc.*	71	1,294
Wolfspeed, Inc.*	143	11,261
		1,896,406
Software 7.5%
8x8, Inc.*	130	550
A10 Networks, Inc.	70	1,176
ACI Worldwide, Inc.*	152	3,698
Adeia, Inc.	116	1,297
Adobe, Inc.*	547	174,219
Agilysys, Inc.*	31	1,989
Alarm.com Holdings, Inc.*	65	3,825
ANSYS, Inc.*	103	22,779
Aspen Technology, Inc.*	33	7,968
Autodesk, Inc.*	256	54,861
Blackbaud, Inc.*	56	3,063
Cadence Design Systems, Inc.*	326	49,353
Cerence, Inc.*	50	860
Ceridian HCM Holding, Inc.*	171	11,318
CommVault Systems, Inc.*	48	2,923
Consensus Cloud Solutions, Inc.*	23	1,291
Digital Turbine, Inc.*	120	1,752
Dynatrace, Inc.*	235	8,281
Ebix, Inc.	22	435
Envestnet, Inc.*	75	3,698
Fair Isaac Corp.*	27	12,929
Fortinet, Inc.*	765	43,727

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Software (cont’d.)
InterDigital, Inc.	46	$2,294
Intuit, Inc.	327	139,792
LivePerson, Inc.*	88	930
LiveRamp Holdings, Inc.*	103	1,891
Manhattan Associates, Inc.*	73	8,882
Microsoft Corp.	8,715	2,023,013
NCR Corp.*	179	3,806
NortonLifeLock, Inc.	707	15,929
OneSpan, Inc.*	23	253
Oracle Corp.	1,782	139,121
Paycom Software, Inc.*	50	17,300
Paylocity Holding Corp.*	52	12,053
Progress Software Corp.	60	3,062
PTC, Inc.*	122	14,375
Qualys, Inc.*	35	4,990
Roper Technologies, Inc.	118	48,916
Salesforce, Inc.*	1,162	188,930
ServiceNow, Inc.*	232	97,612
SPS Commerce, Inc.*	34	4,302
Synopsys, Inc.*	187	54,707
Teradata Corp.*	132	4,170
Tyler Technologies, Inc.*	41	13,256
Xperi, Inc.*	46	643
		3,212,219
Specialty Retail 2.3%
Aaron’s Co., Inc. (The)	23	240
Abercrombie & Fitch Co. (Class A Stock)*	83	1,459
Academy Sports & Outdoors, Inc.	100	4,403
Advance Auto Parts, Inc.	74	14,054
American Eagle Outfitters, Inc.	184	2,090
Asbury Automotive Group, Inc.*	27	4,259
AutoNation, Inc.*	45	4,784
AutoZone, Inc.*	22	55,723
Bath & Body Works, Inc.	276	9,213
Bed Bath & Beyond, Inc.*	131	599
Best Buy Co., Inc.	240	16,418
Boot Barn Holdings, Inc.*	44	2,499
Buckle, Inc. (The)	29	1,141
Caleres, Inc.	41	1,121
CarMax, Inc.*	187	11,783

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Cato Corp. (The) (Class A Stock)	15	$179
Chico’s FAS, Inc.*	85	500
Children’s Place, Inc. (The)*	26	1,052
Conn’s, Inc.*	23	189
Designer Brands, Inc. (Class A Stock)	69	1,051
Dick’s Sporting Goods, Inc.	61	6,939
Five Below, Inc.*	70	10,245
Foot Locker, Inc.	112	3,550
GameStop Corp. (Class A Stock)*	312	8,833
Gap, Inc. (The)	259	2,919
Genesco, Inc.*	23	1,082
Group 1 Automotive, Inc.	18	3,114
Guess?, Inc.	31	526
Haverty Furniture Cos., Inc.	15	399
Hibbett, Inc.	19	1,186
Home Depot, Inc. (The)	1,203	356,244
Leslie’s, Inc.*	200	2,808
Lithia Motors, Inc.	36	7,133
LL Flooring Holdings, Inc.*	23	191
Lowe’s Cos., Inc.	750	146,212
MarineMax, Inc.*	35	1,131
Monro, Inc.	44	2,101
Murphy USA, Inc.	17	5,347
National Vision Holdings, Inc.*	100	3,704
ODP Corp. (The)*	67	2,651
O’Reilly Automotive, Inc.*	75	62,788
Rent-A-Center, Inc.	93	1,939
RH*	21	5,333
Ross Stores, Inc.	413	39,520
Sally Beauty Holdings, Inc.*	133	1,690
Shoe Carnival, Inc.	15	360
Signet Jewelers Ltd.	63	4,110
Sleep Number Corp.*	19	527
Sonic Automotive, Inc. (Class A Stock)	26	1,216
TJX Cos., Inc. (The)	1,369	98,705
Tractor Supply Co.	126	27,691
Ulta Beauty, Inc.*	53	22,227
Urban Outfitters, Inc.*	78	1,861
Victoria’s Secret & Co.*	98	3,685

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Williams-Sonoma, Inc.	74	$9,163
Zumiez, Inc.*	21	471
		980,358
Technology Hardware, Storage & Peripherals 6.6%
Apple, Inc.	17,652	2,706,758
Avid Technology, Inc.*	40	1,100
Corsair Gaming, Inc.*	40	552
Diebold Nixdorf, Inc.*	38	95
Hewlett Packard Enterprise Co.	1,523	21,733
HP, Inc.	1,068	29,498
NetApp, Inc.	258	17,872
Seagate Technology Holdings PLC	234	11,620
Western Digital Corp.*	386	13,267
Xerox Holdings Corp.	185	2,706
		2,805,201
Textiles, Apparel & Luxury Goods 0.5%
Capri Holdings Ltd.*	165	7,537
Carter’s, Inc.	44	2,986
Columbia Sportswear Co.	39	2,906
Crocs, Inc.*	76	5,377
Deckers Outdoor Corp.*	27	9,448
G-III Apparel Group Ltd.*	46	897
Hanesbrands, Inc.	436	2,974
Kontoor Brands, Inc.	66	2,356
Movado Group, Inc.	15	496
NIKE, Inc. (Class B Stock)	1,486	137,722
Oxford Industries, Inc.	23	2,340
PVH Corp.	82	4,208
Ralph Lauren Corp.	50	4,635
Skechers USA, Inc. (Class A Stock)*	178	6,129
Steven Madden Ltd.	106	3,166
Tapestry, Inc.	294	9,314
Under Armour, Inc. (Class A Stock)*	243	1,810
Under Armour, Inc. (Class C Stock)*	254	1,666
Unifi, Inc.*	15	137
VF Corp.	382	10,791
Wolverine World Wide, Inc.	104	1,782
		218,677

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Thrifts & Mortgage Finance 0.1%
Axos Financial, Inc.*	63	$2,454
Capitol Federal Financial, Inc.	173	1,415
Essent Group Ltd.	130	5,145
Flagstar Bancorp, Inc.	80	3,096
MGIC Investment Corp.	397	5,419
Mr. Cooper Group, Inc.*	93	3,673
New York Community Bancorp, Inc.	624	5,809
NMI Holdings, Inc. (Class A Stock)*	104	2,281
Northfield Bancorp, Inc.	23	369
Provident Financial Services, Inc.	104	2,332
TrustCo Bank Corp.	27	1,008
Walker & Dunlop, Inc.	46	4,138
WSFS Financial Corp.	77	3,585
		40,724
Tobacco 0.6%
Altria Group, Inc.	2,111	97,676
Philip Morris International, Inc.	1,812	166,432
Universal Corp.	29	1,468
Vector Group Ltd.	137	1,455
		267,031
Trading Companies & Distributors 0.3%
Applied Industrial Technologies, Inc.	39	4,851
Boise Cascade Co.	37	2,470
DXP Enterprises, Inc.*	15	429
Fastenal Co.	682	32,961
GATX Corp.	44	4,607
GMS, Inc.*	49	2,313
MSC Industrial Direct Co., Inc. (Class A Stock)	52	4,315
NOW, Inc.*	116	1,477
United Rentals, Inc.*	89	28,098
Univar Solutions, Inc.*	217	5,529
Veritiv Corp.*	10	1,163
W.W. Grainger, Inc.	51	29,802
Watsco, Inc.	38	10,296
		128,311

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Common Stocks (Continued)
Water Utilities 0.1%
American States Water Co.	39	$3,528
American Water Works Co., Inc.	210	30,522
California Water Service Group	73	4,530
Essential Utilities, Inc.	268	11,851
Middlesex Water Co.	15	1,342
		51,773
Wireless Telecommunication Services 0.3%
Gogo, Inc.*	80	1,138
Shenandoah Telecommunications Co.	47	1,065
Telephone & Data Systems, Inc.	102	1,734
T-Mobile US, Inc.*	708	107,304
		111,241

Total Common Stocks (cost $23,805,244)		41,500,902
Exchange-Traded Funds 1.6%
iShares Core S&P 500 ETF	1,350	523,516
iShares Core S&P Mid-Cap ETF	400	97,012
iShares Core S&P Small-Cap ETF	550	53,856

Total Exchange-Traded Funds (cost $598,129)		674,384

Total Long-Term Investments (cost $24,403,373)		42,175,286

	Interest Rate	Maturity Date	Principal Amount (000)#
Short-Term Investments 2.4%
U.S. Treasury Obligation(k)(n) 0.3%
U.S. Treasury Bills (cost $99,612)	3.201%	12/15/22	100	99,571

PGIM Quant Solutions US Broad Market Index Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2022
Description	Shares	Value
Unaffiliated Fund 2.1%
Dreyfus Government Cash Management (Institutional Shares) (cost $903,953)	903,953	$903,953

Total Short-Term Investments (cost $1,003,565)		1,003,524

TOTAL INVESTMENTS 101.4% (cost $25,406,938)		43,178,810
Liabilities in excess of other assets(z) (1.4)%		(601,580)

Net Assets 100.0%		$42,577,230

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust
S&P—Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(g)	An affiliated security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at October 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
5	S&P 500 E-Mini Index	Dec. 2022	$970,750	$(50,848)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).